Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2015	Mar. 21, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	COPsync, Inc.
Document Type	POS AM
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		8,675,760
Amendment Flag	false
Entity Central Index Key	0001383154
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY